Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 1,019,475	R$ 204,005
Financing Lines
Financial instruments and risk management
Financial liabilities, carrying amount	0	2,200
Used Financing Lines
Financial instruments and risk management
Financial liabilities, carrying amount	0	0
Not used Financing Lines
Financial instruments and risk management
Financial liabilities, carrying amount	0	2,200
Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	58,595	150,718
Used Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	11,161	89,197
Not used Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 47,434	R$ 61,521